Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 54,935	$ 43,744
Trade accounts receivable, net	31,644	23,153
Inventories	30,109	21,336
Other current assets	2,613	3,215
Total current assets	119,301	91,448
Property, plant and equipment, net	17,117	15,503
Long-term inventory	2,056	1,383
Deferred tax asset	2,366	4,067
Other assets	231	153
Intangible assets, net	476	482
Total noncurrent assets	5,129	6,085
Total assets	141,547	113,036
Current liabilities
Trade accounts payable	15,541	10,502
Other current liabilities	23,179	17,395
Total current liabilities	38,720	27,897
Long-term liabilities
Other long-term liabilities	1,420	838
Total noncurrent liabilities	1,420	838
Total liabilities	40,140	28,735
Commitments and contingencies
Shareholders' equity
Ordinary shares NIS 0.01 par value, 100,000,000 shares authorized at December 31, 2018 and 2017; 38,535,445 and 37,924,507 issued shares at December 31, 2018 and 2017, respectively; 36,443,069 and 35,832,131 shares outstanding at December 31, 2018 and 2017, respectively	151	149
Additional paid-in capital	81,873	78,437
Retained earnings	21,281	7,613
Total shareholders' equity before treasury stock	103,305	86,199
Treasury stock, at cost (2,092,376 as of December 31, 2018 and 2017)	(1,898)	(1,898)
Total shareholders' equity	101,407	84,301
Total liabilities and shareholders' equity	$ 141,547	$ 113,036